The Code on Social Security, 2020	12 Months Ended
Mar. 31, 2022
Disclosure Of The Code on Social Security 2020 [Abstract]
The Code on Social Security, 2020
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. The Code on Social Security, 2020

India’s Code on Social Security, 2020, which aims to consolidate,
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odify and revise certain existing social security laws, received Presidential assent in September 2020 and has been published in the Gazette of India. However, the related final rules have not yet been issued and the date on which this Code will come into effect has not been announced. The Company will assess the impact of this Code and the rules thereunder when they come into effect.